Cash Flows - Change in Non-cash Working Capital (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cash flow statement [Abstract]
Accounts receivable	CAD (329)	CAD (332)
Inventories	(264)	(334)
Prepaid expenses	(38)	131
Accounts payable and accrued liabilities	1,201	(33)
Change in non-cash working capital	570	(568)
Change in non-cash working capital, operating activities	398	(227)
Change in non-cash working capital, financing activities	0	(68)
Change in non-cash working capital, investing activities	CAD 172	CAD (273)